Accumulated Other Comprehensive Income (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,503,700
Pension liability adjustments:		0	¥ 0
Less: reclassification adjustments for losses (gains) included in net income		(3,800)
Change during period		(19,030)	165,077
Balance at end of fiscal year		9,831,837	9,200,761
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		1,741,894	1,521,163
Cumulative effect of change in accounting principles		(1,535,142)
Balance at beginning of period, adjusted		206,752	1,521,163
Change during period		(18,837)	164,684
Balance at end of fiscal year		187,915	1,685,847
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		1,556,585	1,461,302
Cumulative effect of change in accounting principles		(1,525,064)
Balance at beginning of period, adjusted		31,521	1,461,302
Unrealized gains (losses) during period		(25,155)	247,493
Less: reclassification adjustments for losses (gains) included in net income		(862)	(78,659)
Change during period		(26,017)	168,834
Balance at end of fiscal year		5,504	1,630,136
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(35,076)	(5,535)
Foreign currency translation adjustments during period		7,678	(4,322)
Change during period		7,678	(4,322)
Balance at end of fiscal year		(27,398)	(9,857)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		220,385	65,396
Unrealized gains (losses) during period		(218)	32
Less: reclassification adjustments for losses (gains) included in net income		(2,916)	140
Change during period		(3,134)	172
Balance at end of fiscal year		217,251	¥ 65,568
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of change in accounting principles	[1]	(10,078)
Balance at beginning of period, adjusted	[1]	(10,078)
Unrealized gains (losses) during period	[1]	2,656
Less: reclassification adjustments for losses (gains) included in net income	[1]	(20)
Change during period	[1]	2,636
Balance at end of fiscal year	[1]	¥ (7,442)

[1]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 "Recently issued accounting pronouncements" for further details.